Dec. 31, 2018
Lazard Retirement International Compounders Portfolio
Lazard Retirement International Compounders Portfolio

LAZARD RETIREMENT SERIES, INC.
Lazard Retirement International Compounders Portfolio

Supplement to Current Prospectus

Effective July 31, 2019 (the "Effective Date"), the Portfolio's name will change to:

Lazard Retirement International Quality Growth Portfolio

As of the Effective Date, the following will replace the second and third paragraphs in "Summary Section—Lazard Retirement International Quality Growth Portfolio—Principal Investment Strategies" in the prospectus:

The Investment Manager seeks to realize the Portfolio's investment objective primarily by investing in companies that the Investment Manager considers to be quality growth businesses. By "quality" the Investment Manager means businesses that it believes can generate, and sustain, high levels of financial productivity (i.e., return on equity, return on capital and cash flow return on investment). The Investment Manager considers, among other factors deemed appropriate and relevant to a particular company, whether the company has a competitive advantage in its industry and if the Investment Manager believes the company can sustain its competitive advantage. The Investment Manager also looks for "growth" businesses that it believes can grow profits and cash flows by investing back into their business at similarly high rates of financial productivity.

The Portfolio may invest in securities of companies across the capitalization spectrum, but generally focuses on companies with a market capitalization of $3 billion or more.

As of the Effective Date, the following will replace the second and third paragraphs in "Investment Strategies and Risks—Investment Strategies—Lazard Retirement International Quality Growth Portfolio" in the prospectus:

The Investment Manager seeks to realize the Portfolio's investment objective primarily by investing in companies that the Investment Manager considers to be quality growth businesses. By "quality" the Investment Manager means businesses that it believes can generate, and sustain, high levels of financial productivity (i.e., return on equity, return on capital and cash flow return on investment). The Investment Manager considers, among other factors deemed appropriate and relevant to a particular company, whether the company has a competitive advantage in its industry and if the Investment Manager believes the company can sustain its competitive advantage. The Investment Manager also looks for "growth" businesses that it believes can grow profits and cash flows by investing back into their business at similarly high rates of financial productivity.

Equity securities also may include ADRs, GDRs and EDRs. The Portfolio may invest in securities of companies across the capitalization spectrum, but generally focuses on companies with a market capitalization of $3 billion or more.

Dated: July 24, 2019